UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Quarter Ended: March 31, 2001
Check here if Amendment [  ];      Amendment Number:
This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     The Capital Management Corporation
Address:  9030 Stony Point Parkway, Suite 150
Richmond, Virginia 23235
13F File Number:  28-801-13252
The institutional investment manager filing this report and
the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:     Susan Kidd
Title:    Office Manager
Phone:    (804) 327-0302
Signature, Place, and Date of Signing:
Susan Kidd        Richmond, Virginia         May 14, 2001
[Signature]          [City, State]            [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

        FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:       0
Form 13F Information Table Entry Total: 125
Form 13F Information Table Value Total: $136,120,756 (thousands) List of Other Included Managers:
Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No.             13F File Number         Name
NONE

 3/31/01                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   1

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:
                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED         (C)NONE

AOL Time Warner, Incorporated    COMMON  00184A105      401,475         7,950     X    ALL                      7,950
Abbott Labs                      COMMON  002824100    1,048,420        22,605     X    ALL                     22,605
Advanced Energy Industries, Inc. COMMON  007973100    1,721,622        49,600     X    ALL                     49,600
AES Corp Pfd TR III 6.75% C'2002 COMMON  00808N202      540,125         7,250     X    ALL                      7,250
Agilent Technologies, Inc.       COMMON  00846U101      206,367         5,290     X    ALL                      5,290
Alcoa, Inc.                      COMMON  013817101      925,290        22,350     X    ALL                     22,350
Allegheny Energy, Inc.           COMMON  017361106      317,806         6,212     X    ALL                      6,212
American Electric Power          COMMON  025537101      278,772         5,650     X    ALL                      5,650
American Express Company         COMMON  025816109      381,960         9,000     X    ALL                      9,000
American Home Products Corp.     COMMON  02660910     3,571,840        61,850     X    ALL                     61,850
AMGEN, Inc.                      COMMON  031162100    5,181,615        84,750     X    ALL                     84,750
Apache Corporation               COMMON  037411105    1,464,684        22,900     X    ALL                     22,900
Applied Materials, Inc.          COMMON  038222105      851,760        15,600     X    ALL                     15,600
AptarGroup Inc.                  COMMON  038336103    1,973,784        62,501     X    ALL                     62,501
BB & T Corporation               COMMON  054937107      824,507        23,278     X    ALL                     23,278
BP Amoco PLC ADR                 COMMON  055622104      687,789        12,718     X    ALL                     12,718
Bank of America Corporation      COMMON  060505104      616,392        11,007     X    ALL                     11,007
Banc One Corporation             COMMON  06423A103      507,177        13,428     X    ALL                     13,428
Baxter Int'l Inc.                COMMON  07181310       583,362         6,400     X    ALL                      6,400
Bed Bath & Beyond                COMMON  075896100    1,113,826        39,330     X    ALL                     39,330
BellSouth Corp.                  COMMON  079860102      507,716        12,100     X    ALL                     12,100
Berkshire Hathaway Class B       COMMON  084670207      593,775           261     X    ALL                        261
Biomet Incorporated              COMMON  090613100    2,024,216        47,372     X    ALL                     47,372
Boeing Company                   COMMON  097023105      201,964         3,268     X    ALL                      3,268

TOTAL                                                26,526,244

 3/31/01                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   2

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:
                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED         (C)NONE

Bristol-Myers Squibb             COMMON  110122108    2,559,984        45,714     X    ALL                     45,714
Capital One Financial Corp.      COMMON  14040H105      748,034        11,900     X    ALL                     11,900
Circuit City                     COMMON  172737108      220,483        14,650     X    ALL                     14,650
Cisco System Inc.                COMMON  17275R102      798,723        47,039     X    ALL                     47,039
Clayton Homes Inc                COMMON  184190106    1,265,537        90,915     X    ALL                     90,915
Coca Cola Company                COMMON  191216100    1,590,323        34,430     X    ALL                     34,430
Cognex Corporation               COMMON  192422103      680,206        23,050     X    ALL                     23,050
Computer Sciences Corp.          COMMON  20536310       200,243         5,620     X    ALL                      5,620
Concord EFS, Inc.                COMMON  206197105      246,716         5,300     X    ALL                      5,300
Corning Incorporated             COMMON  219350105      480,048        21,850     X    ALL                     21,850
Costco Whsl Corporation          COMMON  22160K105    1,121,606        32,110     X    ALL                     32,110
Delphi Automotive Systems Corp.  COMMON  247126105      194,654        13,064     X    ALL                     13,064
DENTSPLY Int'l. Inc.             COMMON  249030107      503,463        12,850     X    ALL                     12,850
Diebold Inc,                     COMMON  253651103      783,791        24,050     X    ALL                     24,050
Dominion Resources, Inc.  VA     COMMON  25746U109      745,174        10,880     X    ALL                     10,880
Dover Corp.                      COMMON  260003108      210,392         5,385     X    ALL                      5,385
E. I. duPont deNemours Co., Inc. COMMON  263534109      919,843        20,355     X    ALL                     20,355
Duke Energy Corp                 COMMON  264399106      308,616         6,600     X    ALL                      6,600
Electronic Data Systems Corp.    COMMON  285661104      691,505        10,721     X    ALL                     10,721
Emerson Electric Company         COMMON  29101110       396,435         5,948     X    ALL                      5,948
Enron Corporation                COMMON  293561106      213,248         3,400     X    ALL                      3,400
Exxon Mobil Corp.                COMMON  30231G102    5,216,946        58,882     X    ALL                     58,882
Fastenal Co.                     COMMON  311900104    2,790,563        43,031     X    ALL                     43,031
Freddie Mac  (Voting Shares)     COMMON  313400301      358,610         5,450     X    ALL                      5,450

TOTAL                                                23,245,143

 3/31/01                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   3

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:
                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED         (C)NONE

Cisco Systems Jan '02   65 Puts  COMMON  33299W9M4      509,250        10,500     X    ALL                     10,500
First Union                      COMMON  337358105      595,057        19,855     X    ALL                     19,855
First Virginia Bank              COMMON  337477103      558,778        12,740     X    ALL                     12,740
FleetBoston Financial Corp.      COMMON  339030108      245,568         6,400     X    ALL                      6,400
Ford Motor Company, Inc.         COMMON  345370860      273,064         9,263     X    ALL                      9,263
Forest Labs Inc.                 COMMON  345838106      305,750         5,000     X    ALL                      5,000
General Electric                 COMMON  369604103    5,986,955       123,366     X    ALL                    123,366
Georgia Pacific Corporation      COMMON  37329810       206,115         6,340     X    ALL                      6,340
Georgia Pac Corp Timber Group    COMMON  373298702      559,777        18,905     X    ALL                     18,905
GlaxoSmithKline PLC ADR          COMMON  37733W105      806,230        15,050     X    ALL                     15,050
HCC Insurance                    COMMON  404132102      430,050        15,250     X    ALL                     15,250
Harley-Davidson Inc              COMMON  412822108      571,516        12,400     X    ALL                     12,400
Harte Hanks, Inc.                COMMON  416196108    1,098,730        47,750     X    ALL                     47,750
Health Management Assoc CL A     COMMON  421933102      777,728        43,400     X    ALL                     43,400
Hewlett Packard Co.              COMMON  42823610       484,191        17,031     X    ALL                     17,031
Home Depot Inc.                  COMMON  43707610     1,071,996        22,760     X    ALL                     22,760
INTEL Corporation                COMMON  45814010     4,979,600       161,100     X    ALL                    161,100
International Business Machines  COMMON  459200101      726,533         6,310     X    ALL                      6,310
Interpublic Group                COMMON  460690100      675,267        19,890     X    ALL                     19,890
Johnson & Johnson, Inc.          COMMON  478160104    1,974,849        20,469     X    ALL                     20,469
Kent Electronics Corporation     COMMON  490553104      711,720        32,950     X    ALL                     32,950
Kimberly Clark Corporation       COMMON  494368103    1,297,890        21,850     X    ALL                     21,850
LandAmerica Financial Group      COMMON  514936103      239,250         7,975     X    ALL                      7,975
Estee Lauder                     COMMON  518439104      523,906        13,180     X    ALL                     13,180

TOTAL                                                25,609,770

 3/31/01                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   4

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:
                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED         (C)NONE

Eli Lilly & Company              COMMON  53245710     1,362,125        16,025     X    ALL                     16,025
Linear Technology Corporation    COMMON  535678106    1,222,618        25,450     X    ALL                     25,450
Littelfuse, Inc.                 COMMON  537008104    1,000,980        37,350     X    ALL                     37,350
Lowes Companies Inc.             COMMON  54866110     2,904,300        46,100     X    ALL                     46,100
Lucent Technologies              COMMON  549463107      226,438        22,621     X    ALL                     22,621
Manulife Financial Corporation   COMMON  56501R106      216,336         8,595     X    ALL                      8,595
Markel Corporporation            COMMON  570535104    4,875,831        24,845     X    ALL                     24,845
Medtronic Inc.                   COMMON  58505510     1,262,180        28,300     X    ALL                     28,300
Merck & Company,                 COMMON  589331107    1,234,513        16,250     X    ALL                     16,250
Microsoft Corp.                  COMMON  594918104      525,067         7,750     X    ALL                      7,750
Minnesota Mining & Manufacturing COMMON  604059105      880,674         7,400     X    ALL                      7,400
Molex, Incorporated              COMMON  608554101      428,255        10,603     X    ALL                     10,603
Molex, Inc. Class A (Non-Voting) COMMON  608554200      898,527        28,344     X    ALL                     28,344
National Commerce Bankcorp       COMMON  635449101      531,781        21,348     X    ALL                     21,348
Nokia Corp. Sponsored ADR        COMMON  654902204    1,162,464        34,000     X    ALL                     34,000
Norfolk Southern                 COMMON  655844108      396,853        20,104     X    ALL                     20,104
North Fork Bancorporation, Inc.  COMMON  659424105    1,032,795        38,900     X    ALL                     38,900
Nucor Corporation                COMMON  67034610       230,825         4,550     X    ALL                      4,550
Omnicare, INC.                   COMMON  681904108      558,885        25,175     X    ALL                     25,175
Oracle Systems Corp.             COMMON  68389X105    2,258,103       139,734     X    ALL                    139,734
Outback Steakhouse, Incorporated COMMON  689899102    1,094,374        37,750     X    ALL                     37,750
Pall Corporation                 COMMON  69642930       500,243        21,314     X    ALL                     21,314
Pepsico Inc.                     COMMON  713448108    2,199,263        50,200     X    ALL                     50,200
Pfizer, Inc.                     COMMON  717081103    3,372,162        77,879     X    ALL                     77,879

TOTAL                                                30,375,592

 3/31/01                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   5

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:
                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED         (C)NONE

Pharmacia Corporation            COMMON  71713U102    1,241,176        23,750     X    ALL                     23,750
Philip Morris Cos.               COMMON  718154107    6,192,305       123,574     X    ALL                    123,574
Post Properties (REIT)           COMMON  737464107      282,901         7,675     X    ALL                      7,675
Progress Energy, Inc.(frmlyCP&L) COMMON  743263105      289,772         6,550     X    ALL                      6,550
Progressive Corp.                COMMON  743315103      245,280         2,100     X    ALL                      2,100
Robert Half International        COMMON  770323103      881,260        31,700     X    ALL                     31,700
Royal Dutch Petroleum Co.        COMMON  780257804      607,206        10,200     X    ALL                     10,200
SPSS, Incorporated               COMMON  78462K102      278,636        21,450     X    ALL                     21,450
Schering Plough Corporation      COMMON  806605101      628,202        16,300     X    ALL                     16,300
Schlumberger LTD.                COMMON  806857108      786,319        11,860     X    ALL                     11,860
ServiceMaster Co., Inc.          COMMON  81760N109      714,953        65,412     X    ALL                     65,412
Southern Company                 COMMON  842587107      270,156        11,550     X    ALL                     11,550
Suntrust Banks, Inc.             COMMON  86791410     1,741,170        27,420     X    ALL                     27,420
Texaco, Inc.                     COMMON  881694103      660,205         9,134     X    ALL                      9,134
Texas Instruments, Inc.          COMMON  882508104    1,466,730        37,900     X    ALL                     37,900
Tootsie Roll                     COMMON  890516107      533,653        11,035     X    ALL                     11,035
United Dominion Realty Trust     COMMON  910197102      197,603        15,474     X    ALL                     15,474
United Parcel Service Class B    COMMON  911312106    2,030,866        35,350     X    ALL                     35,350
United Technologies              COMMON  913017109      249,856         3,200     X    ALL                      3,200
Veritas Software                 COMMON  923436109      353,487         5,930     X    ALL                      5,930
Verizon Communications           COMMON  92343V104      896,761        16,284     X    ALL                     16,284
Vodafone Group PLC               COMMON  92857W100    6,176,272       203,972     X    ALL                    203,972
Wachovia Corporation             COMMON  92977110       462,444         7,606     X    ALL                      7,606
Washington Mutual                COMMON  939322103      950,668        19,040     X    ALL                     19,040

TOTAL                                                28,137,881

 3/31/01                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   6

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:
                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED         (C)NONE

Westvaco Corp.                   COMMON  961548104      249,291         9,450     X    ALL                      9,450
Wm. Wrigley Jr. Co.              COMMON  982526105      541,556        11,210     X    ALL                     11,210
X-Rite Inc.                      COMMON  983857103      594,510        66,500     X    ALL                     66,500
XEROX Corporation                COMMON  984121103      219,988        24,335     X    ALL                     24,335
Zebra Technologies Corporation   COMMON  989207105      620,781        14,350     X    ALL                     14,350

TOTAL                                                 2,226,126


GRAND TOTAL                                         136,120,756
